Events After the Reporting Period (Narrative) (Details)		3 Months Ended	12 Months Ended
	May 09, 2024 USD ($) $ / shares shares	Jun. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2024 USD ($) Share shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2023 USD ($) Share shares	Mar. 31, 2022 Share $ / shares	Mar. 31, 2022 USD ($) Share shares	Jun. 28, 2024 Share $ / shares	Mar. 31, 2021 Share
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share				263,041		317,913		99,284
Exercise price of stock options forfeited | $ / shares			$ 5.26		$ 11.16		$ 13.6
Number of shares issued | shares				274,534		1,568,590		2,255,478
Proceeds from issuing shares | $				$ 520,892		$ 4,895,826		$ 0
Number of stock options exercisable | Share			1,711,798	1,711,798	1,265,128	1,265,128	700,957	700,957		882,964
Events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options forfeited | Share		55,642
Exercise price of stock options forfeited | $ / shares		$ 10.09
Number of stock options exercisable | Share									20,000
Weighted average exercise price of exercisable share options | $ / shares									$ 1.4
Underwritten offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	1,500,000
Warrants issued to purchase common shares | shares	1,575,000
Proceeds from issuing shares | $	$ 2,325,750
Exercise price of warrants issued | $ / shares	$ 1.82
Warrants expiration term	3 years